Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants
Summary of Warrant Activity

A summary of warrant activity is as follows:

	June 30, 2017		December 31, 2016
	Shares	Exercise Price	Shares	Exercise Price
Outstanding, beginning of period	6,458,657	N/A	6,458,657	N/A
Warrants Issued	0	N/A	0	N/A
Warrants Exercised	0	N/A	0	N/A
Warrants Expired	0	N/A	0	N/A
Outstanding, end of period	6,458,657	N/A	6,458,657	N/A

A summary of warrant activity is as follows:

	December 31, 2015		December 31, 2016
	Shares	Exercise Price	Shares	Exercise Price
Outstanding, beginning of period	5,668,657	N/A	6,458,657	N/A
Warrants Issued	790,000	$0.50	0	N/A
Warrants Exercised	0	N/A	0	N/A
Warrants Expired	0	N/A	0	N/A
Outstanding, end of period	6,458,657	N/A	6,458,657	N/A